UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04719

                The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Third Quarter Report

June 30, 2018

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares
		Average Annual Returns – June 30, 2018 (a)								Average Annual Returns – June 30, 2018 (a)(b)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	4.20%	11.40%	9.79%	11.03%	11.08%	11.52%	1.41%	1.41%	0.01%	6.69%	8.64%	10.31%	10.52%	11.08%	1.66%	1.66%
SmallCap Equity	5.96%	18.54%	13.09%	10.33%	10.36%	8.23%	1.74%	1.25%	1.65%	13.52%	11.89%	9.61%	9.81%	7.85%	1.99%	1.50%
Mid-Cap Equity	1.06%	6.48%	8.73%	—	—	8.00%	3.36%	1.05%	(2.97)%	1.98%	7.59%	—	—	6.88%	3.61%	1.30%
Convertible Securities	3.82%	15.50%	8.13%	6.85%	8.07%	7.58%	2.47%	1.15%	(0.42)%	10.53%	6.97%	6.15%	7.51%	7.16%	2.72%	1.40%
Equity	1.16%	11.15%	10.55%	7.02%	8.72%	10.02%	1.62%	1.62%	(2.96)%	6.39%	9.39%	6.33%	8.16%	9.65%	1.87%	1.87%
Balanced	0.79%	7.49%	7.17%	5.66%	6.68%	8.31%	1.34%	1.34%	(3.32)%	2.95%	6.05%	4.97%	6.12%	7.88%	1.59%	1.59%
Intermediate Bond	(0.14)%	(0.77)%	0.76%	2.26%	2.40%	4.35%	1.52%	1.00%	(4.13)%	(4.85)%	(0.16)%	1.73%	2.01%	4.12%	1.62%	1.10%

	Class C Shares								Class I Shares
	Average Annual Returns – June 30, 2018 (a)(c)(d)								Average Annual Returns – June 30, 2018 (a)(c)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	3.02%	9.58%	8.97%	10.20%	10.26%	10.83%	2.16%	2.16%	4.28%	11.69%	10.06%	11.29%	11.28%	11.66%	1.16%	1.16%
SmallCap Equity	4.84%	16.70%	12.26%	9.51%	9.42%	7.57%	2.49%	2.00%	6.09%	18.89%	13.38%	10.61%	10.56%	8.37%	1.49%	1.00%
Mid-Cap Equity	(0.06)%	4.72%	7.93%	—	—	7.22%	4.11%	1.80%	1.12%	6.71%	9.03%	—	—	8.31%	3.11%	0.80%
Convertible Securities	2.57%	13.54%	7.33%	6.05%	7.29%	7.01%	3.22%	1.90%	3.80%	15.75%	8.41%	7.13%	8.26%	7.72%	2.22%	0.90%
Equity	(0.01)%	9.31%	9.72%	6.22%	7.91%	9.51%	2.37%	2.37%	1.24%	11.39%	10.78%	7.27%	8.90%	10.11%	1.37%	1.37%
Balanced	(0.41)%	5.77%	6.39%	4.88%	5.89%	7.74%	2.09%	2.09%	0.86%	7.74%	7.43%	5.92%	6.86%	8.42%	1.09%	1.09%
Intermediate Bond	(1.26)%	(2.43)%	0.02%	1.51%	1.65%	3.87%	2.27%	1.75%	0.01%	(0.44)%	1.02%	2.52%	2.57%	4.45%	1.27%	0.75%

	Class T Shares
	Average Annual Returns – June 30, 2018 (a)(c)(e)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty MitesSM	1.63%	8.65%	9.25%	10.75%	10.90%	11.38%	1.41%	1.41%
SmallCap Equity	3.36%	15.58%	12.51%	10.05%	10.18%	7.82%	1.74%	1.25%

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty MitesSM Fund through September 30, 2005), Teton Advisors, Inc. (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2019 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, Class I Shares, and Class T Shares, except for Mid-Cap Equity Fund whose performance for all share classes is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, Class I Shares, and Class T Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Includes the effect of the maximum 2.50% sales charge at the beginning of the period.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Mighty MitesSM	05/11/98	11/26/01	08/03/01	01/11/08	07/05/17
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08	07/05/17
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13	—
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08	—
Equity	01/02/87	01/28/94	02/13/01	01/11/08	—
Balanced	10/01/91	04/06/93	09/25/01	01/11/08	—
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08	—

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetanadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 79.3%
	Aerospace and Defense — 2.4%
1,118,900	Aerojet Rocketdyne Holdings Inc.†	$32,996,361
2,000	Allied Motion Technologies Inc.	95,760
15,000	Chemring Group plc	44,047
123,000	Innovative Solutions & Support Inc.†	357,930
7,000	Kratos Defense & Security Solutions Inc.†	80,570

		33,574,668

	Agriculture — 0.4%
500,000	Black Earth Farming Ltd., SDR†(a)	1,731
225	J.G. Boswell Co.	151,200
139,475	Limoneira Co.	3,432,480
490,000	S&W Seed Co.†	1,592,500

		5,177,911

	Airlines — 0.1%
45,000	American Airlines Group Inc.	1,708,200
225,000	American Airlines Group Inc., Escrow†	275,625

		1,983,825

	Automotive — 0.8%
27,200	Lithia Motors Inc., Cl. A	2,572,304
20,000	Navistar International Corp.†	814,400
29,605	Rush Enterprises Inc., Cl. A†	1,284,265
104,005	Rush Enterprises Inc., Cl. B†	4,565,819
66,500	Sonic Automotive Inc., Cl. A	1,369,900
70,000	Wabash National Corp.	1,306,200

		11,912,888

	Automotive: Parts and Accessories — 2.6%
6,000	China Automotive Systems Inc.†	26,160
105,000	Dana Inc.	2,119,950
10,000	Douglas Dynamics Inc.	480,000
400,000	Federal-Mogul Holdings Corp.†(a)	4,000,000
13,400	Gentherm Inc.†	526,620
311,600	Modine Manufacturing Co.†	5,686,700
24,000	Motorcar Parts of America Inc.†	449,040
80,000	Puradyn Filter Technologies Inc.†	1,352
54,000	Shiloh Industries Inc.†	469,800
122,200	Standard Motor Products Inc.	5,907,148
179,700	Strattec Security Corp.	5,489,835
467,100	Superior Industries International Inc.	8,361,090
37,000	Tenneco Inc.	1,626,520
35,000	Titan International Inc.	375,550
33,425	Tower International Inc.	1,062,915
42,000	Uni-Select Inc.	668,026

		37,250,706

	Aviation: Parts and Services — 1.3%
13,500	Astronics Corp.†	485,595
19,019	Astronics Corp., Cl. B†	680,119
123,485	Ducommun Inc.†	4,086,119
197,301	Kaman Corp.	13,749,907

		19,001,740

	Broadcasting — 1.3%
720,000	Beasley Broadcast Group Inc., Cl. A(b)	8,064,000
336,455	Dish TV India Ltd., GDR†	326,361
78,700	Entercom Communications Corp., Cl. A	594,185
249,500	Gray Television Inc.†	3,942,100
84,084	Gray Television Inc., Cl. A†	1,227,626
605,000	Salem Media Group Inc.	3,115,750
33,000	Sinclair Broadcast Group Inc., Cl. A	1,060,950
125,007	Townsquare Media Inc., Cl. A	808,795

		19,139,767

	Building and Construction — 2.0%
257,400	Armstrong Flooring Inc.†	3,613,896
145,000	Gibraltar Industries Inc.†	5,437,500
56,700	Granite Construction Inc.	3,155,922

Shares		Market Value

13,000	Herc Holdings Inc.†.	$732,420
785,000	Huttig Building Products Inc.†	3,728,750
107,074	MYR Group Inc.†	3,796,844
98,300	The Monarch Cement Co.	7,361,687

		27,827,019

	Business Services — 2.1%
40,000	Ascent Capital Group Inc., Cl. A†	112,400
3,033	Du-Art Film Labs Inc.†	576,270
705,520	Edgewater Technology Inc.†	3,823,918
121,271	GP Strategies Corp.†	2,134,370
23,300	ICF International Inc.	1,655,465
32,029	KAR Auction Services Inc.	1,755,189
16,000	Macquarie Infrastructure Corp.	675,200
4,560	Matthews International Corp., Cl. A	268,128
20,000	McGrath RentCorp.	1,265,400
125,000	MDC Partners Inc., Cl. A†	575,000
121,793	MoneyGram International Inc.†	814,795
1,400	PayPoint plc	17,276
30	Pendrell Corp.	20,550
329,962	PFSweb Inc.†	3,207,231
2,000	Pollard Banknote Ltd.	32,769
158,259	PRGX Global Inc.†	1,535,112
52,024	Safeguard Scientifics Inc.†	665,907
21,000	Scientific Games Corp.†	1,032,150
500	Stamps.com Inc.†	126,525
352,000	Team Inc.†	8,131,200
24,792	Trans-Lux Corp.†	22,313
37,282	Viad Corp.	2,022,549

		30,469,717

	Communications Equipment — 0.3%
435,638	Communications Systems Inc.	1,659,781
275,000	Extreme Networks Inc.†	2,189,000
60,000	ViewCast.com Inc.†	300

		3,849,081

	Computer Hardware — 0.0%
10,000	Violin Memory Inc.†(a)	0

	Computer Software and Services — 1.5%
1,800	Agilysys Inc.†	27,900
200,913	American Software Inc., Cl. A	2,927,302
176,742	Avid Technology Inc.†	919,058
79,687	Carbonite Inc.†	2,781,076
3,500	Cardlytics Inc.†	76,160
2,300	Cinedigm Corp., Cl. A†	3,565
190,000	comScore Inc.†	4,142,000
23,000	Datawatch Corp.†	218,500
45,000	DHI Group Inc.†	105,750
84,801	Digi International Inc.†	1,119,373
230,000	FalconStor Software Inc.†	23,000
20,000	Genius Brands International Inc.†	47,600
20,000	GSE Systems Inc.†	65,000
144,267	iGO Inc.†	318,830
440,000	Internap Corp.†	4,584,800
10,000	Materialise NV, ADR†	129,800
35,000	Mercury Systems Inc.†	1,332,100
67,500	Mitek Systems Inc.†	600,750
5,002	MTS Systems Corp.	263,355
5,000	Qualstar Corp.†	38,725
19,383	Qumu Corp.†	42,643
28,000	SafeCharge International Group Ltd.	131,183
3,400	Tyler Technologies Inc.†	755,140
4,766	USA Technologies Inc.†	66,724

		20,720,334

	Consumer Products — 2.8%
127,200	Acme United Corp.	2,639,400
248,470	Bassett Furniture Industries Inc.	6,845,349
2,000	Brunswick Corp.	128,960
96,387	Callaway Golf Co.	1,828,461

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
500	Flexsteel Industries Inc.	$19,950
800,000	Goodbaby International Holdings Ltd.	484,348
40,000	HG Holdings Inc.†	26,000
9,500	Johnson Outdoors Inc., Cl. A	803,035
12,211	Lakeland Industries Inc.†	172,786
84,648	Lifetime Brands Inc.	1,070,797
812,400	Marine Products Corp.	14,444,472
60,000	MarineMax Inc.†	1,137,000
1,200	National Presto Industries Inc.	148,800
106,031	Nautilus Inc.†	1,664,687
134,000	Oil-Dri Corp. of America	5,646,760
20,900	Orchids Paper Products Co.†	83,182
5,700	PC Group Inc.†	36
4,000,000	Playmates Holdings Ltd.	545,529
6,000	Sequential Brands Group Inc.†	11,820
2,140	Standard Diversified Inc., Cl. A†	31,565
8,540	Standard Diversified Opportunities Inc., Cl. B†	119,560
88,600	ZAGG Inc.†	1,532,780

		39,385,277

	Consumer Services — 0.7%
523,846	1-800-Flowers.com Inc., Cl. A†	6,574,267
64,700	Bowlin Travel Centers Inc.†	163,044
6,000	Carriage Services Inc.	147,300
800	Collectors Universe Inc.	11,792
74,991	XO Group Inc.†	2,399,712

		9,296,115

	Diversified Industrial — 9.6%
9,292	American Railcar Industries Inc.	366,848
520,000	Ampco-Pittsburgh Corp.†	5,330,000
262,001	Burnham Holdings Inc., Cl. A(b)	4,061,015
92,933	Chase Corp.	10,896,394
113,300	Columbus McKinnon Corp.	4,912,688
446,598	FormFactor Inc.†	5,939,753
34,600	Graham Corp.	893,026
438,579	Griffon Corp.	7,806,706
25,000	Haulotte Group SA	427,415
27,000	Haynes International Inc.	991,980
7,000	Innophos Holdings Inc.	333,200
168,764	Insignia Systems Inc.†	285,211
230,030	Intevac Inc.†	1,115,645
86,000	John Bean Technologies Corp.	7,645,400
78,000	L.B. Foster Co., Cl. A†	1,790,100
287,042	Lawson Products Inc.†	6,989,473
81,650	LSB Industries Inc.†	432,745
109,949	Lydall Inc.†	4,799,274
9,500	MSA Safety Inc.	915,230
1,027,900	Myers Industries Inc.	19,735,680
276,551	Napco Security Technologies Inc.†	4,051,472
175,500	Park-Ohio Holdings Corp.	6,546,150
25,080	Raven Industries Inc.	964,326
66,666	Rubicon Ltd.†	13,094
19,100	RWC Inc.†	162,350
28,000	Standex International Corp.	2,861,600
1,630,000	Steel Connect Inc.†	3,520,800
634,000	Steel Partners Holdings LP†	10,714,600
523,920	Tredegar Corp.	12,312,120
423,354	Twin Disc Inc.†	10,507,646

		137,321,941

	Educational Services — 0.0%
130,000	Universal Technical Institute Inc.†	409,500

	Electronics — 3.6%
28,000	Badger Meter Inc.	1,251,600
175,999	Bel Fuse Inc., Cl. A(b)	3,766,379
343,500	CTS Corp.	12,366,000
70,000	Daktronics Inc.	595,700

Shares		Market Value

80,389	Electro Scientific Industries Inc.†	$1,267,735
63,771	EMRISE Corp.†(a)	0
31,000	IMAX Corp.†	686,650
20,000	Iteris Inc.†	96,800
116,000	Kimball Electronics Inc.†	2,122,800
210,000	Kopin Corp.†	600,600
6,304	Littelfuse Inc.	1,438,447
29,600	Mesa Laboratories Inc.	6,247,968
28,800	Methode Electronics Inc.	1,160,640
145,580	Park Electrochemical Corp.	3,376,000
701,029	Schmitt Industries Inc.†(b)	1,710,511
151,987	Sparton Corp.†	2,886,233
243,498	Stoneridge Inc.†	8,556,520
16,000	Stratasys Ltd.†	306,240
157,000	Ultra Clean Holdings†	2,606,200
25,000	Ultralife Corp.†	240,000

		51,283,023

	Energy and Utilities: Alternative Energy — 0.0%
33,670	JA Solar Holdings Co. Ltd., ADR†	229,293

	Energy and Utilities: Integrated — 0.2%
36,000	MGE Energy Inc.	2,269,800

	Energy and Utilities: Natural Gas — 0.5%
650,000	Alvopetro Energy Ltd.†	242,270
32,750	Chesapeake Utilities Corp.	2,618,363
5,000	CONSOL Energy Inc.†	191,750
108,684	Corning Natural Gas Holding Corp.	1,905,230
390,181	Gulf Coast Ultra Deep Royalty Trust	33,360
62,850	RGC Resources Inc.	1,833,963
10,000	Whitecap Resources Inc.	67,775

		6,892,711

	Energy and Utilities: Oil — 0.2%
244,844	Callon Petroleum Co.†	2,629,625

	Energy and Utilities: Services — 0.2%
3,938	Archer Ltd.†	5,174
25,620	Dawson Geophysical Co.†	202,398
181,636	Independence Contract Drilling Inc.†	748,340
38,402	Nabors Industries Ltd.	246,157
83,500	RPC Inc.	1,216,595
7,100	Subsea 7 SA, ADR	112,287

		2,530,951

	Energy and Utilities: Water — 0.9%
24,526	Artesian Resources Corp., Cl. A	950,873
45,174	Cadiz Inc.†	591,779
24,800	California Water Service Group	965,960
4,000	Connecticut Water Service Inc.	261,280
66,000	Consolidated Water Co. Ltd.	851,400
68,000	Energy Recovery Inc.†	549,440
29,633	Middlesex Water Co.	1,249,624
50,000	Mueller Water Products Inc., Cl. A	586,000
89,304	SJW Group	5,913,711
44,337	The York Water Co.	1,409,917

		13,329,984

	Entertainment — 1.0%
164,100	Canterbury Park Holding Corp.	2,535,345
649,597	Dover Motorsports Inc.	1,461,593
50,000	Entertainment One Ltd.	242,702
817,763	Entravision Communications Corp., Cl. A	4,088,815
56,000	National CineMedia Inc.	470,400
405,000	RLJ Entertainment Inc.†	1,875,150
50,000	SFX Entertainment Inc.†(a)	0
431,100	Sportech plc	463,120
34,000	World Wrestling Entertainment Inc., Cl. A	2,475,880

		13,613,005

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Environmental Control — 1.1%
12,500	AquaVenture Holdings Ltd.†	$194,750
7,500	BQE Water Inc.†	342
585,228	Casella Waste Systems Inc., Cl. A†	14,987,689
8,680	Ceco Environmental Corp.	53,295
107,700	Hudson Technologies Inc.†	216,477
13,121	Primo Water Corp.†	229,486

		15,682,039

	Equipment and Supplies — 5.2%
17,000	Amtech Systems Inc.†	102,850
20,000	AZZ Inc.	869,000
99,111	Berry Global Group Inc.†	4,553,159
174,400	CIRCOR International Inc.	6,445,824
308,500	Core Molding Technologies Inc.	4,405,380
714,000	Federal Signal Corp.	16,629,060
240,000	Interpump Group SpA	7,466,455
540,000	Kimball International Inc., Cl. B	8,726,400
20,000	Maezawa Kyuso Industries Co. Ltd.	351,895
140,069	Mitcham Industries Inc.†	563,077
20,103	Powell Industries Inc.	700,187
355,131	The Eastern Co.(b)	9,961,425
136,600	The Gorman-Rupp Co.	4,781,000
34,000	The Greenbrier Companies Inc.	1,793,500
357,083	The L.S. Starrett Co., Cl. A(b)	2,285,331
162,888	Titan Machinery Inc.†	2,532,908
127,100	TransAct Technologies Inc.	1,588,750
8,500	Vicor Corp.†	370,175

		74,126,376

	Financial Services — 6.4%
29,311	Access National Corp.	838,295
3,300	Alimco Financial Corp.†	41,250
71,200	Allegiance Bancshares Inc.†	3,086,520
49,400	Anchor Bancorp.†	1,296,750
20,000	Atlantic American Corp.	51,000
227,308	Atlantic Capital Bancshares Inc.†	4,466,602
17,000	Berkshire Bancorp Inc.†	221,000
9,246	Berkshire Hills Bancorp Inc.	375,388
4,532	BKF Capital Group Inc.†	49,399
75	Burke & Herbert Bank and Trust Co.	213,675
95,976	Capital City Bank Group Inc.	2,267,913
4	Capital Financial Holdings Inc.	5,100
8,000	Capitol Federal Financial Inc.	105,280
6,500	Carolina Financial Corp.	278,980
18,200	Citizens & Northern Corp.	470,652
106,339	CoBiz Financial Inc.	2,284,162
3,000	ConnectOne Bancorp Inc.	74,700
28,800	Crazy Woman Creek Bancorp Inc.	509,616
35,800	Dime Community Bancshares Inc.	698,100
2,000	EML Payments Ltd.†	2,087
1,150	Farmers & Merchants Bank of Long Beach	9,384,000
40,000	Farmers National Banc Corp.	638,000
13,018	Fidelity Southern Corp.	330,787
2,500	First Community Bancshares Inc./VA	79,650
13,630	First Connecticut Bancorp Inc./Farmington CT	417,078
32,000	First Internet Bancorp	1,091,200
615,672	Flushing Financial Corp.	16,069,039
75,600	FNB Corp.	1,014,552
5,100	Franklin Financial Network Inc.†	191,760
6,000	Green Bancorp Inc.	129,600
10	Guaranty Corp., Cl. A†(a)	400,000
183,860	Hallmark Financial Services Inc.†	1,834,923
14,500	Hancock Whitney Corp.	676,425
13,800	Heritage Commerce Corp.	234,462
30,000	HomeStreet Inc.†	808,500
81,500	Hope Bancorp Inc.	1,453,145
30,800	I3 Verticals Inc., Cl. A†	468,776
34,400	ICC Holdings Inc.†	550,400

Shares		Market Value

90,843	KKR & Co. Inc., Cl. A	$2,257,449
11,200	LendingTree Inc.†	2,394,560
170,000	Medallion Financial Corp.†	931,600
28,000	National Commerce Corp.†	1,296,400
9,000	New York Community Bancorp Inc.	99,360
4,197	Northrim BanCorp Inc.	165,991
21,300	OceanFirst Financial Corp.	638,148
31,639	Old Line Bancshares Inc.	1,104,517
7,500	Opus Bank	215,250
41,500	Oritani Financial Corp.	672,300
4,000	Peapack Gladstone Financial Corp.	138,360
20,000	PHH Corp.†	217,200
158,000	Pzena Investment Management Inc., Cl. A	1,455,180
36,971	Renasant Corp.	1,682,920
2,200	Salisbury Bancorp Inc.	98,340
2,500	Sandy Spring Bancorp Inc.	102,525
3,500	Seacoast Banking Corp. of Florida†	110,530
4,540	Security National Corp.	521,533
10,342	SI Financial Group Inc.	152,545
85,000	Silvercrest Asset Management Group Inc., Cl. A	1,385,500
16,074	Simmons First National Corp., Cl. A	480,613
3,200	South State Corp.	276,000
57,359	Southern First Bancshares Inc.†	2,535,268
41,300	Southern National Bancorp of Virginia Inc.	736,792
3,000	Southside Bancshares Inc.	101,040
660,000	Sprott Inc.	1,526,186
47,200	State Bank Financial Corp.	1,576,480
122,903	Sterling Bancorp	2,888,221
70,000	TheStreet Inc.†	152,600
3,000	Thomasville Bancshares Inc.	125,250
3,500	Towne Bank/Portsmouth VA	112,350
10,000	TriState Capital Holdings Inc.†	261,000
55,000	TrustCo Bank Corp NY	489,500
17,347	Union Bankshares Corp.	674,451
127,100	United Financial Bancorp Inc.	2,226,792
33,089	Value Line Inc.	784,209
87,000	Veritex Holdings Inc.†	2,703,090
45,900	Washington Trust Bancorp Inc.	2,666,790
82,200	Waterstone Financial Inc.	1,401,510
87,760	Western New England Bancorp Inc.	965,360
650,000	Wright Investors’ Service Holdings Inc.†	325,000

		91,757,476

	Food and Beverage — 2.9%
87,600	Andrew Peller Ltd., Cl. A	1,136,105
112,600	Blue Apron Holdings Inc., Cl. A†	377,210
58,000	Calavo Growers Inc.	5,576,700
110,000	Cott Corp.	1,820,500
534,000	Crimson Wine Group Ltd.†	4,939,500
239,354	Farmer Brothers Co.†	7,312,265
1,700	Hanover Foods Corp., Cl. A†	167,543
300	Hanover Foods Corp., Cl. B†	28,500
87,000	Iwatsuka Confectionery Co. Ltd.	4,007,587
1,500	J & J Snack Foods Corp.	228,705
22,531	John B Sanfilippo & Son Inc.	1,677,433
163,931	Lifeway Foods Inc.†	824,573
234,661	Massimo Zanetti Beverage Group SpA	1,981,291
26,580	MGP Ingredients Inc.	2,360,570
15,600	Rock Field Co. Ltd.	268,842
5,900	Scheid Vineyards Inc., Cl. A†	536,900
210,545	SunOpta Inc.†	1,768,578
8,500	The Boston Beer Co. Inc., Cl. A†	2,547,450
75,000	The Hain Celestial Group Inc.†	2,235,000
270,000	Tingyi (Cayman Islands) Holding Corp.	626,338
295,000	Vitasoy International Holdings Ltd.	943,777
23,000	Willamette Valley Vineyards Inc.†	196,650

		41,562,017

	Health Care — 7.7%
32,960	Accuray Inc.†	135,136

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
3,500	AcelRx Pharmaceuticals Inc.†	$11,813
140,000	Achaogen Inc.†	1,212,400
10,000	Achillion Pharmaceuticals Inc.†	28,300
24,000	AngioDynamics Inc.†	533,760
17,000	Anika Therapeutics Inc.†	544,000
30,000	Biolase Inc.†	36,300
540,000	BioScrip Inc.†	1,582,200
135,000	BioTelemetry Inc.†	6,075,000
8,200	Boiron SA	696,173
46,500	Cantel Medical Corp.	4,573,740
111,100	Cardiovascular Systems Inc.†	3,592,974
14,000	CareDx Inc.†	171,360
32,000	Collegium Pharmaceutical Inc.†	763,200
352,796	Cutera Inc.†	14,217,679
111,616	Electromed Inc.†	604,959
180,000	Exelixis Inc.†	3,873,600
50,000	Genesis Healthcare Inc.†	114,500
1,000	Harvard Bioscience Inc.†	5,350
11,500	Heska Corp.†	1,193,585
4,000	ICU Medical Inc.†	1,174,600
600,218	InfuSystems Holdings Inc.†	2,130,774
23,000	Integer Holdings Corp.†	1,486,950
142,617	IntriCon Corp.†	5,747,465
120,000	Invitae Corp.†	882,000
44,000	K2M Group Holdings Inc.†	990,000
210,000	Kindred Healthcare Inc.†	1,890,000
19,000	Melinta Therapeutics Inc.†	120,650
155,000	Meridian Bioscience Inc.	2,464,500
160,000	Motif Bio plc†	71,794
10,000	Nabriva Therapeutics plc†	34,800
159,000	Neogen Corp.†	12,750,210
195,877	NeoGenomics Inc.†	2,567,947
8,333	Nuvectra Corp.†	171,076
44,612	Omnicell Inc.†	2,339,899
239,100	OPKO Health Inc.†	1,123,770
45,200	Orthofix International NV†	2,568,264
2,000	Pain Therapeutics Inc.†	4,120
24,000	Paratek Pharmaceuticals Inc.†	244,800
2,500	PreMD Inc.†(a)	0
10,000	Progenics Pharmaceuticals Inc.†	80,400
143,000	Quidel Corp.†	9,509,500
2,500	Rafael Holdings Inc., Cl. B†	22,975
66,000	RTI Surgical Inc.†	303,600
263,682	SurModics Inc.†	14,555,246
2,000	Targanta Therapeutics Corp., Escrow†(a)	0
44,000	Tetraphase Pharmaceuticals Inc.†	157,080
167	Titan Medical Inc.†	937
216,050	Trinity Biotech plc, ADR†	1,080,250
78,900	United-Guardian Inc.	1,510,935
5,000	Utah Medical Products Inc.	550,750
300,000	Zealand Pharma A/S†	3,949,874

		110,451,195

	Hotels and Gaming — 3.1%
50,000	Ainsworth Game Technology Ltd.	38,483
9,600	Banyan Tree Holdings Ltd.	3,734
71,800	Boyd Gaming Corp.	2,488,588
2,000	Century Casinos Inc.†	17,500
24,040	Churchill Downs Inc.	7,127,860
272,000	Dover Downs Gaming & Entertainment Inc.† .	484,160
77,500	Eldorado Resorts Inc.†	3,030,250
3,000	Empire Resorts Inc.†	59,400
15,000	Everi Holdings Inc.†	108,000
1,069,296	Full House Resorts Inc.†	3,560,756
1,350	Gamehost Inc.	12,241
2,300	Gamenet Group SpA	19,957
5,000	GAN plc†	3,926
509,297	Golden Entertainment Inc.†	13,745,926
196,528	Inspired Entertainment Inc.†	1,228,300
8,402	Nevada Gold & Casinos Inc.†	16,804

Shares		Market Value

2,700	PlayAGS Inc.†	$73,089
700	Red Lion Hotels Corp.†	8,155
10,000	Ryman Hospitality Properties Inc., REIT	831,500
7,000	Snaitech SpA†	17,902
4,000	Sotherly Hotels Inc., REIT	27,920
365,000	The Marcus Corp.	11,862,500

		44,766,951

	Machinery — 2.9%
303,600	Astec Industries Inc.	18,155,280
15,001	Capstone Turbine Corp.†	21,451
60,000	Chart Industries Inc.†	3,700,800
6,300	DMG Mori AG	343,579
12,200	DXP Enterprises Inc.†	466,040
563,500	Gencor Industries Inc.†	9,100,525
15,164	Lindsay Corp.	1,470,756
49,300	Tennant Co.	3,894,700
44,400	The Middleby Corp.†	4,636,248
40,015	Williams Industrial Services Group Inc.†	122,846
6,901	Xerium Technologies Inc.†	91,369

		42,003,594

	Manufactured Housing and Recreational Vehicles — 1.5%
56,000	Cavco Industries Inc.†	11,628,400
180,000	Nobility Homes Inc.	3,810,600
104,500	Skyline Champion Corp.	3,661,680
61,000	Winnebago Industries Inc.	2,476,600

		21,577,280

	Metals and Mining — 1.5%
70,000	5N Plus Inc.†	178,374
10,000	Alkane Resources Ltd.†	1,702
170,800	Materion Corp.	9,248,820
760,000	Osisko Gold Royalties Ltd.	7,197,353
10,000	Smart Sand Inc.†	53,100
900,000	Tanami Gold NL†	23,978
311,436	TimkenSteel Corp.†	5,091,979
700	United States Lime & Minerals Inc.	58,730

		21,854,036

	Paper and Forest Products — 0.2%
26,500	Keweenaw Land Association Ltd.†	2,689,750

	Publishing — 0.9%
110,001	AH Belo Corp., Cl. A	517,005
50,000	ARC Document Solutions Inc.†	88,500
10,000	Cambium Learning Group Inc.†	111,500
908,048	The E.W. Scripps Co., Cl. A	12,158,763
27,057	tronc Inc.†	467,545

		13,343,313

	Real Estate — 2.6%
215,000	Ambase Corp.†	119,970
8,000	Bresler & Reiner Inc.†	480
113,300	Capital Properties Inc., Cl. A	1,790,140
109,000	Cohen & Steers Inc.	4,546,390
60,000	DREAM Unlimited Corp., Cl. A†	444,073
1,000	FC Global Realty Inc.†	530
25,100	FRP Holdings Inc.†	1,625,225
50,000	Gateway Lifestyle	86,216
255,000	Griffin Industrial Realty Inc.(b)	11,217,450
12,638	Gyrodyne LLC†	257,436
8,231	Holobeam Inc.†(a)	359,201
487,852	Reading International Inc., Cl. A†	7,781,239
73,759	Reading International Inc., Cl. B†	2,301,281
2,508	Royalty LLC†(a)	255
172,000	Tejon Ranch Co.†	4,179,600
250,000	Trinity Place Holdings Inc.†(c)(d)	1,637,500
45,023	Trinity Place Holdings Inc.†	294,901

		36,641,887

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Restaurants — 2.0%
1,918	Biglari Holdings Inc., Cl. A†	$1,822,100
13,183	Biglari Holdings Inc., Cl. B†	2,418,949
59,900	Denny’s Corp.†	954,207
8,075	Jamba Inc.†	85,999
222,634	Nathan’s Famous Inc.(b)	20,949,859
50,000	The Cheesecake Factory Inc.	2,753,000

		28,984,114

	Retail — 1.4%
48,000	Aaron’s Inc.	2,085,600
135,000	Big 5 Sporting Goods Corp.	1,026,000
10,000	Destination XL Group Inc.†	22,500
25,496	Ethan Allen Interiors Inc.	624,652
275,800	EVINE Live Inc.†	339,234
25,000	GNC Holdings Inc., Cl. A†	88,000
180,600	Ingles Markets Inc., Cl. A	5,743,080
77,300	Lands’ End Inc.†	2,156,670
56,000	La-Z-Boy Inc.	1,713,600
63,000	Movado Group Inc.	3,042,900
20,000	Pier 1 Imports Inc.	47,600
6,000	SpartanNash Co.	153,120
190,000	The Bon-Ton Stores Inc.†	2,280
86,000	Tuesday Morning Corp.†	262,300
70,781	Village Super Market Inc., Cl. A	2,085,208
55,000	Vitamin Shoppe, Inc.†	382,250
400	Winmark Corp.	59,380

		19,834,374

	Semiconductors — 0.5%
185,100	Entegris Inc.	6,274,890
5,000	MoSys Inc.†	8,750
6,000	Veeco Instruments Inc.†	85,500

		6,369,140

	Specialty Chemicals — 2.4%
30,000	A. Schulman Inc.	1,335,000
1,100,000	Ferro Corp.†	22,935,000
267,226	General Chemical Group Inc.†(b)	2,138
77,000	Hawkins Inc.	2,721,950
2,000	KMG Chemicals Inc.	147,560
4,100	Minerals Technologies Inc.	308,935
166,000	Navigator Holdings Ltd.†	2,099,900
355,900	OMNOVA Solutions Inc.†	3,701,360
10,000	Takasago International Corp.	320,191
50,000	Teraoka Seisakusho Co. Ltd.	253,805
35,000	Treatt plc	202,317

		34,028,156

	Telecommunications — 2.3%
50,800	ATN International Inc.	2,680,716
300,000	Cincinnati Bell Inc.†	4,710,000
38,111	Consolidated Communications Holdings Inc.	471,052
20,808	Frequency Electronics Inc.†	167,712
60,000	Gogo Inc.†	291,600
712,117	HC2 Holdings Inc.†	4,165,884
652	Horizon Telecom Inc., Cl. B†	223,962
5,000	IDT Corp., Cl. B	28,100
20,000	Iridium Communications Inc.†	322,000
4,100	North State Telecommunications Corp., Cl. A	243,929
57,500	Nuvera Communications Inc.	1,047,650
521,335	ORBCOMM Inc.†	5,265,483
5,788	Preformed Line Products Co.	513,859
370,000	Shenandoah Telecommunications Co.	12,099,000
20,000	WideOpenWest Inc.†	193,200
70,000	Windstream Holdings Inc.	368,900

		32,793,047

	Transportation — 0.0%
17,000	Patriot Transportation Holding Inc.†	365,500

Shares		Market Value

8,200	PHI Inc.†	$85,362

		450,862

	Wireless Communications — 0.2%
810,000	NII Holdings Inc.†	3,159,000

	TOTAL COMMON STOCKS	1,132,173,488

	CLOSED-END FUNDS — 0.1%
134,300	MVC Capital Inc.	1,275,850

	PREFERRED STOCKS — 0.6%
	Automotive: Parts and Accessories — 0.1%
57,000	Jungheinrich AG 1.150%	2,114,094

	Financial Services — 0.5%
321,900	Steel Partners Holdings LP
	Ser. A, 6.000% (b)	6,563,541

	Health Care — 0.0%
3,034	BioScrip Inc. †	239,536
	TOTAL PREFERRED STOCKS	8,917,171

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
363	Trans-Lux Pfd. 6.000%,
	Ser. B	5,173

	Energy and Utilities — 0.0%
15,095	Corning Natural Gas Holding Corp.,
	4.800%, Ser. B	316,995

	Food and Beverage — 0.0%
500	Seneca Foods Corp.,
	Ser. 2003 †	13,500
	TOTAL CONVERTIBLE PREFERRED STOCKS	335,668

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR,
	expire 12/31/18†(a)	1

	Health Care — 0.0%
300,000	Adolor Corp., CPR,
	expire 07/01/19†(a)	0
400,000	Sanofi, CVR,
	expire 12/31/20†	200,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP,
	expire 02/20/23†(a)	0

		200,000

	Hotels and Gaming — 0.0%
1,041,500	Ladbrokes plc, CVR†	50,170
	TOTAL RIGHTS	250,171

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
86	Key Energy Services, expire 12/15/21†(a)	116
86	Key Energy Services, expire 12/15/20†(a)	96

		212

	Environmental Control — 0.0%
200	Primo Water Corp., expire 12/31/21†	606

	Health Care — 0.0%
8,737	BioScrip Inc., Cl. A, expire 07/27/25†	2,252
8,737	BioScrip Inc., Cl. B, expire 07/27/25†	1,730

		3,982

	TOTAL WARRANTS	4,800

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Entertainment — 0.0%
$ 100,000	THQ Inc.,
	5.000%, 08/15/17(a)	$0

	U.S. GOVERNMENT OBLIGATIONS — 20.0%
286,894,000	U.S. Treasury Bills,
	1.588% to 2.102%††,
	07/05/18 to 12/20/18	285,779,226

	TOTAL INVESTMENTS — 99.9%
	(Cost $915,518,999)	$1,428,736,374

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)

At June 30, 2018, the Fund held an investment in a restricted and illiquid security amounting to $1,637,500 or 0.11% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/18 Carrying Value Per Share
250,000	Trinity Place Holdings Inc.	02/10/17	$1,875,000	$6.5500

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $1,637,500 or 0.11% of total investments.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 92.0%
	Aerospace — 1.0%
1,300	Esterline Technologies Corp.†	$95,940
4,200	Hexcel Corp.	278,796

		374,736
	Automotive — 1.6%
11,000	Rush Enterprises Inc., Cl. A†	477,180
2,700	Winnebago Industries Inc.	109,620

		586,800
	Banking — 22.1%
10,800	Atlantic Capital Bancshares Inc.†	212,220
5,500	Banc of California Inc.	107,525
11,200	BankUnited Inc.	457,520
22,598	Beneficial Bancorp Inc.	366,088
5,000	Berkshire Hills Bancorp Inc.	203,000
21,900	CoBiz Financial Inc.	470,412
2,700	Columbia Banking System Inc.	110,430
2,700	Financial Institutions Inc.	88,830
6,800	First Connecticut Bancorp Inc.	208,080
10,200	First Foundation Inc.†	189,108
8,700	Flushing Financial Corp.	227,070
7,900	Glacier Bancorp Inc.	305,572
2,000	Heartland Financial USA Inc.	109,700
17,100	Heritage Commerce Corp.	290,529
8,350	Hope Bancorp Inc.	148,881
44,250	Investors Bancorp Inc.	565,957
7,800	Kearny Financial Corp./MD	104,910
19,800	LegacyTexas Financial Group Inc.	772,596
3,250	OceanFirst Financial Corp.	97,370
20,150	OFG Bancorp	283,107
7,000	Oritani Financial Corp.	113,400
14,500	PCSB Financial Corp.	288,115
9,600	State Bank Financial Corp.	320,640
20,906	Sterling Bancorp	491,291
10,000	TrustCo Bank Corp.	89,000
14,250	Umpqua Holdings Corp.	321,907
4,033	Union Bankshares Corp.	156,803
22,500	United Financial Bancorp Inc.	394,200
4,800	Veritex Holdings Inc.†	149,136
7,000	Washington Federal Inc.	228,900
4,000	Washington Trust Bancorp Inc.	232,400

		8,104,697
	Broadcasting — 1.0%
42,600	Corus Entertainment Inc., Cl. B	160,724
15,000	Hemisphere Media Group Inc.†	196,500

		357,224
	Building and Construction — 2.1%
5,700	EMCOR Group Inc.	434,226
9,300	MYR Group Inc.†	329,778

		764,004
	Business Services — 5.3%
40,300	Diebold Nixdorf Inc.	481,585
10,750	FTI Consulting Inc.†	650,160
4,950	KAR Auction Services Inc.	271,260
5,600	McGrath RentCorp.	354,312
1,600	The Dun & Bradstreet Corp.	196,240

		1,953,557
	Communications — 2.7%
7,400	Meredith Corp.	377,400
75,800	Pandora Media Inc.†	597,304

		974,704
	Computer Software and Services — 6.6%
16,100	Bottomline Technologies Inc.†	802,263
16,000	Convergys Corp.	391,040

Shares		Market Value

700	MicroStrategy Inc., Cl. A†	$89,425
20,900	NetScout Systems Inc.†	620,730
13,300	Progress Software Corp.	516,306

		2,419,764
	Consumer Products — 2.0%
10,200	Hanesbrands Inc.	224,604
6,200	Oxford Industries Inc.	514,476

		739,080
	Diversified Industrial — 3.1%
4,250	Barnes Group Inc.	250,325
12,360	Columbus McKinnon Corp.	535,930
7,200	Fabrinet†	265,608
7,000	Steelcase Inc., Cl. A	94,500

		1,146,363
	Electronics — 2.8%
4,500	FARO Technologies Inc.†	244,575
3,600	Plantronics Inc.	274,500
4,400	Super Micro Computer Inc.†	104,060
8,300	TTM Technologies Inc.†	146,329
3,400	Woodward Inc.	261,324

		1,030,788
	Energy and Utilities — 10.1%
20,800	C&J Energy Services Inc.†	490,880
18,700	Centennial Resource Development Inc., Cl. A†	337,722
17,500	Matador Resources Co.†	525,875
5,300	McDermott International Inc.†	104,145
15,600	Oceaneering International Inc.	397,176
7,100	Parsley Energy Inc., Cl. A†	214,988
40,400	Patterson-UTI Energy Inc.	727,200
1,700	PDC Energy Inc.†	102,765
6,600	Penn Virginia Corp.†	560,274
9,800	Trecora Resources†	145,530
2,100	Whiting Petroleum Corp.†	110,712

		3,717,267
	Environmental Control — 1.0%
14,600	Casella Waste Systems Inc., Cl. A†	373,906

	Equipment and Supplies — 1.5%
7,800	CIRCOR International Inc.	288,288
5,500	Crown Holdings Inc.†	246,180

		534,468
	Financial Services — 2.7%
14,100	Brown & Brown Inc.	390,993
5,000	Oaktree Capital Group LLC	203,250
5,500	Stifel Financial Corp.	287,375
5,800	Waterstone Financial Inc.	98,890

		980,508
	Health Care — 4.9%
6,350	AngioDynamics Inc.†	141,224
1,480	ICU Medical Inc.†	434,602
3,200	Natus Medical Inc.†	110,400
5,550	Omnicell Inc.†	291,097
20,250	Patterson Cos., Inc.	459,067
3,500	STERIS plc	367,535

		1,803,925
	Machinery — 0.8%
25,900	Mueller Water Products Inc., Cl. A	303,548

	Real Estate — 0.7%
5,100	Equity Commonwealth, REIT†	160,650
5,700	Paramount Group Inc., REIT	87,780

		248,430

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail — 4.0%
3,050	American Eagle Outfitters Inc.	$70,913
35,200	Darling Ingredients Inc.†	699,776
24,650	Ethan Allen Interiors Inc.	603,925
10,900	The Habit Restaurants Inc., Cl. A†	109,000

		1,483,614

	Semiconductors — 6.9%
2,200	Cabot Microelectronics Corp.	236,632
26,300	Cypress Semiconductor Corp.	409,754
9,900	EMCORE Corp.†	49,995
18,300	Entegris Inc.	620,370
13,000	FormFactor Inc.†	172,900
6,200	MACOM Technology Solutions Holdings Inc.†	142,848
17,500	Marvell Technology Group Ltd.	375,200
9,100	ON Semiconductor Corp.†	202,339
9,238	Versum Materials Inc.	343,192

		2,553,230

	Specialty Chemicals — 4.3%
22,200	A. Schulman Inc.	987,900
27,700	Ferro Corp.†	577,545

		1,565,445

	Telecommunications — 4.8%
36,000	Extreme Networks Inc.†	286,560
11,600	Finisar Corp.†	208,800
60,800	Infinera Corp.†	603,744
48,700	Mitel Networks Corp.†	534,239
14,500	Oclaro Inc.†	129,485

		1,762,828

	TOTAL COMMON STOCKS	33,778,886

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 8.0%
$2,948,000	U.S. Treasury Bills,
	1.752% to 1.911%††,
	07/12/18 to 09/20/18	$2,941,349

	TOTAL INVESTMENTS — 100.0%
	(Cost $26,598,689)	$36,720,235

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT Real Estate Investment Trust

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.9%
	FINANCIALS — 22.7%
	Banks — 7.3%
2,370	BankUnited Inc.	$96,816
148	SVB Financial Group†	42,737
1,775	Zions Bancorporation	93,525

		233,078

	Diversified Financials — 4.9%
1,288	Legg Mason Inc.	44,732
1,061	Oaktree Capital Group LLC	43,130
594	T. Rowe Price Group Inc.	68,957

		156,819

	Insurance — 3.4%
473	Chubb Ltd.	60,080
1,089	Voya Financial Inc.	51,183

		111,263

	Real Estate — 7.1%
665	American Tower Corp., REIT	95,873
2,414	CBRE Group Inc., Cl. A†	115,244
156	SL Green Realty Corp., REIT	15,683

		226,800

	TOTAL FINANCIALS	727,960

	INFORMATION TECHNOLOGY — 17.6%
	Semiconductors and Semiconductor Equipment — 0.8%
760	Marvell Technology Group Ltd.	16,294
270	Teradyne Inc.	10,279

		26,573

	Software and Services — 11.4%
886	Activision Blizzard Inc.	67,620
1,620	Convergys Corp.	39,593
210	Equinix Inc., REIT	90,277
1,470	Fortinet Inc.†	91,772
403	Splunk Inc.†	39,941
279	The Dun & Bradstreet Corp.	34,219

		363,422

	Technology Hardware and Equipment — 5.4%
781	Belden Inc.	47,735
1,015	Ciena Corp.†	26,908
4,783	Diebold Nixdorf Inc.	57,157
356	Sanmina Corp.†	10,431
809	Versum Materials Inc.	30,054

		172,285

	TOTAL INFORMATION TECHNOLOGY	562,280

	CONSUMER DISCRETIONARY — 15.3%
	Consumer Durables — 2.7%
170	Thor Industries Inc.	16,556
1,893	Toll Brothers Inc.	70,022

		86,578

	Consumer Products — 0.4%
483	Newell Brands Inc.	12,457

	Consumer Services — 1.8%
1,219	Norwegian Cruise Line Holdings Ltd.†	57,598

	Media — 4.6%
596	Liberty Broadband Corp., Cl. C†	45,129
1,497	Manchester United plc, Cl. A	30,838
8,939	Pandora Media Inc.†	70,439

		146,406

	Retailing — 5.8%
627	Dick’s Sporting Goods Inc.	22,102
1,828	Ethan Allen Interiors Inc.	44,786

Shares		Market Value

1,562	Hanesbrands Inc.	$34,395
717	Nordstrom Inc.	37,126
371	Ralph Lauren Corp.	46,642

		185,051

	TOTAL CONSUMER DISCRETIONARY	488,090

	INDUSTRIALS — 13.6%
	Capital Goods — 10.1%
141	Cummins Inc.	18,753
330	EnerSys	24,631
125	Esterline Technologies Corp.†	9,225
710	Flowserve Corp.	28,684
1,203	Fortune Brands Home & Security Inc.	64,589
552	Hexcel Corp.	36,642
2,326	Quanta Services Inc.†	77,688
2,231	Rexnord Corp.†	64,833

		325,045

	Commercial and Professional Services — 2.7%
410	Bright Horizons Family Solutions Inc.†	42,033
503	IHS Markit Ltd.†	25,950
1,280	Steelcase Inc., Cl. A	17,280

		85,263

	Machinery — 0.8%
165	Snap-on Inc.	26,519

	TOTAL INDUSTRIALS	436,827

	ENERGY — 13.5%
	Energy — 13.5%
1,500	Baker Hughes, a GE Company	49,545
2,316	C&J Energy Services Inc.†	54,658
2,694	Centennial Resource Development Inc., Cl. A†	48,654
636	Cimarex Energy Co.	64,707
1,203	Fortis Inc.	38,352
2,679	Patterson-UTI Energy Inc.	48,222
410	Pioneer Natural Resources Co.	77,588
1,173	Range Resources Corp.	19,624
1,105	RPC Inc.	16,100
883	WPX Energy Inc.†	15,921

	TOTAL ENERGY	433,371

	HEALTH CARE — 7.8%
	Health Care Equipment and Services — 6.2%
199	Insulet Corp.†	17,054
538	Laboratory Corp. of America Holdings†	96,587
1,181	Patterson Cos., Inc.	26,773
508	Universal Health Services Inc., Cl. B	56,612

		197,026

	Pharmaceuticals, Biotechnology, and Life Sciences — 1.6%
56	Mettler-Toledo International Inc.†	32,403
119	Vertex Pharmaceuticals Inc.†	20,225

		52,628

	TOTAL HEALTH CARE	249,654

	MATERIALS — 3.3%
	Materials — 2.7%
540	Arconic Inc.	9,185
558	Ecolab Inc.	78,304

		87,489

	Specialty Chemicals — 0.6%
885	Ferro Corp.†	18,452

	TOTAL MATERIALS	105,941

	CONSUMER STAPLES — 3.1%
	Food and Beverage — 3.1%
1,486	Coca-Cola European Partners plc	60,391

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	Food and Beverage (Continued)
475	Fresh Del Monte Produce Inc.	$21,161
586	The Hain Celestial Group Inc.†	17,463

	TOTAL CONSUMER STAPLES	99,015

	TOTAL COMMON STOCKS	3,103,138

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$ 100,000	U.S. Treasury Bills,
	1.872%††, 08/23/18	99,737

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,600,316)	$3,202,875

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

REIT Real Estate Investment Trust

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Principal Amount		Market Value

	CONVERTIBLE CORPORATE BONDS — 76.6%
	Aerospace and Defense — 1.6%
$250,000	Aerojet Rocketdyne Holdings Inc.
	2.250%, 12/15/23	$323,795

	Aviation: Parts and Services — 1.8%
300,000	Kaman Corp.,
	3.250%, 05/01/24	363,300

	Business Services — 5.1%
359,000	Bristow Group Inc.,
	4.500%, 06/01/23	411,355
250,000	Q2 Holdings Inc.,
	0.750%, 02/15/23(a)	284,714
310,000	RingCentral Inc.,
	Zero Coupon, 03/15/23(a)	329,858

		1,025,927

	Cable and Satellite — 1.9%
400,000	DISH Network Corp.,
	3.375%, 08/15/26	388,438

	Communications Equipment — 4.0%
350,000	InterDigital Inc.,
	1.500%, 03/01/20	430,064
312,000	Lumentum Holdings Inc.,
	0.250%, 03/15/24	370,787

		800,851

	Computer Software and Services — 17.5%
318,000	Apptio Inc.,
	0.875%, 04/01/23(a)	355,034
250,000	Coupa Software Inc.,
	0.375%, 01/15/23(a)	374,633
350,000	CSG Systems International Inc.,
	4.250%, 03/15/36	369,807
23,000	GDS Holdings Ltd.,
	2.000%, 06/01/25(a)	23,894
295,000	IAC FinanceCo. Inc.,
	0.875%, 10/01/22(a)	344,059
100,000	Maxwell Technologies Inc.,
	5.500%, 09/15/22(a)(b)	106,568
100,000	MercadoLibre Inc.,
	2.250%, 07/01/19	237,490
25,000	MINDBODY Inc.,
	0.375%, 06/01/23(a)	25,194
337,000	New Relic Inc.,
	0.500%, 05/01/23(a)	372,600
305,000	Nice Systems Inc.,
	1.250%, 01/15/24	405,658
176,000	Okta Inc.,
	0.250%, 02/15/23(a)	218,125
150,000	Proofpoint Inc.,
	0.750%, 06/15/20	220,756
300,000	PROS Holdings Inc.,
	2.000%, 06/01/47(a)	296,827
104,000	Pure Storage Inc.,
	0.125%, 04/15/23(a)	116,466
62,000	Vocera Communications Inc.,
	1.500%, 05/15/23(a)	69,147

		3,536,258

	Consumer Products — 0.9%
187,000	GoPro Inc.,
	3.500%, 04/15/22	173,448

	Consumer Services — 3.5%
300,000	Extra Space Storage LP,
	3.125%, 10/01/35(a)	349,059

Principal Amount		Market Value

$350,000	Quotient Technology Inc.
	1.750%, 12/01/22(a)	$362,788

		711,847

	Diversified Industrial — 2.5%
100,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	122,011
292,000	Team Inc.,
	5.000%, 08/01/23(a)	373,658

		495,669

	Energy and Utilities: Integrated — 1.7%
400,000	SunPower Corp.,
	4.000%, 01/15/23	339,636

	Energy and Utilities: Services — 1.6%
400,000	Cheniere Energy Inc.,
	4.250%, 03/15/45	318,680

	Entertainment — 1.3%
250,000	Gannett Co. Inc.,
	4.750%, 04/15/24(a)	272,000

	Financial Services — 2.7%
302,000	Encore Capital Group Inc.,
	3.250%, 03/15/22	306,907
199,000	LendingTree Inc.,
	0.625%, 06/01/22	240,752

		547,659

	Health Care — 13.6%
161,000	Accelerate Diagnostics Inc.,
	2.500%, 03/15/23(a)	149,111
150,000	BioMarin Pharmaceutical Inc.,
	0.599%, 08/01/24	151,905
200,000	Exact Sciences Corp.,
	1.000%, 01/15/25	210,847
204,000	Insulet Corp.,
	1.375%, 11/15/24(a)	229,657
300,000	Intercept Pharmaceuticals Inc.,
	3.250%, 07/01/23	264,164
200,000	Invacare Corp.,
	4.500%, 06/01/22	266,271
237,000	Neurocrine Biosciences Inc.,
	2.250%, 05/15/24	342,639
200,000	Pacira Pharmaceuticals Inc.,
	2.375%, 04/01/22	186,373
200,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24(a)	193,927
250,000	Supernus Pharmaceuticals Inc.,
	0.625%, 04/01/23(a)	305,919
300,000	Teladoc Inc.,
	3.000%, 12/15/22	448,130

		2,748,943

	Semiconductors — 12.6%
250,000	Cypress Semiconductor Corp.,
	4.500%, 01/15/22	332,039
300,000	Inphi Corp.,
	1.125%, 12/01/20	322,350
300,000	Knowles Corp.,
	3.250%, 11/01/21	334,960
300,000	Microchip Technology Inc.,
	1.625%, 02/15/27	350,140
200,000	NXP Semiconductors NV,
	1.000%, 12/01/19	241,116
308,000	Rambus Inc.,
	1.375%, 02/01/23(a)	292,695
211,000	Silicon Laboratories Inc.,
	1.375%, 03/01/22	258,333

See accompanying notes to schedule of investments.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors (Continued)
$300,000	Teradyne Inc.
	1.250%, 12/15/23	$400,081

		2,531,714

	Telecommunications — 1.7%
331,000	Twilio Inc.,
	0.250%, 06/01/23(a)	344,577

	Transportation — 2.6%
218,000	Air Transport Services Group Inc.,
	1.125%, 10/15/24(a)	212,943
250,000	Atlas Air Worldwide Holdings Inc.,
	2.250%, 06/01/22	308,161

		521,104

	TOTAL CONVERTIBLE CORPORATE BONDS	15,443,846

Shares
	CONVERTIBLE PREFERRED STOCKS — 6.4%
	Agriculture — 0.5%
1,000	Bunge Ltd., 4.875%	108,000

	Financial Services — 2.5%
200	Bank of America Corp., 7.250%	250,100
200	Wells Fargo & Co., 7.500%	251,892

		501,992
	Food and Beverage — 1.6%
2,000	Post Holdings Inc., 2.500%	322,956

	Real Estate Investment Trusts — 1.8%
6,000	Welltower Inc., 6.500% Ser. I	356,700

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,289,648
	MANDATORY CONVERTIBLE SECURITIES (c) — 16.4%
	Building and Construction — 1.6%
3,007	Stanley Black & Decker Inc.,
	5.375%, 05/15/20	315,073
	Computer Software and Services — 1.6%
1,500	Alibaba - Mandatory Exchange Trust,
	5.750%, 06/03/19 (a)	313,134
	Energy and Utilities: Integrated — 2.6%
5,000	DTE Energy Co.,
	6.500%, 10/01/19	258,450
2,535	Sempra Energy,
	6.000%, 01/15/21	261,637

		520,087
	Energy and Utilities: Services — 1.3%
4,705	South Jersey Industries Inc.,
	7.250%, 04/15/21	269,691
	Financial Services — 2.4%
2,538	Assurant Inc.,
	6.500%, 03/15/21	284,332

Shares		Market Value

4,000	New York Community Capital Trust V,
	6.000%, 11/01/51	$199,780

		484,112
	Health Care — 1.7%
5,494	Becton Dickinson and Co.,
	6.125%, 05/01/20	339,804
	Industrials — 1.6%
5,200	Rexnord Corp.,
	5.750%, 11/15/19	324,896
	Real Estate Investment Trusts — 3.6%
404	Crown Castle International Corp.,
	6.875%, 08/01/20	426,242
3,000	QTS Realty Trust Inc., Ser. B
	6.500%, 10/15/66	301,530

		727,772
	TOTAL MANDATORY CONVERTIBLE SECURITIES	3,294,569

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
$130,000	U.S. Treasury Bills,
	1.893%†, 09/27/18	129,409

	TOTAL INVESTMENTS — 100.0%
	(Cost $18,645,346)	$20,157,472

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2018, the market value of the Rule 144A security amounted to $6,438,598 or 31.94% of total investments.
(b)

At June 30, 2018, the Fund held investments in restricted and illiquid securities amounting to $106,568 or 0.53% of total investments. , which were valued under methods approved by the Board of Trustees as follows:

06/30/18
Acquistion				Carrying
Principal		Acquistion	Acquistion	Value
Amount	Issuer	Date	Cost	Per Bond
$ 100,000	Maxwell Technologies Inc.,	09/21/17	$100,000	$106.5680
5.500%, 09/15/22

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.5%
	Aerospace — 3.8%
6,095	General Dynamics Corp.	$1,136,169
3,250	The Boeing Co.	1,090,407

		2,226,576

	Banking — 11.9%
67,830	Bank of America Corp.	1,912,128
11,630	BB&T Corp.	586,617
18,939	JPMorgan Chase & Co.	1,973,444
22,270	Wells Fargo & Co.	1,234,649
22,300	Western Alliance Bancorp†	1,262,403

		6,969,241

	Business Services — 3.9%
26,300	Booz Allen Hamilton Holding Corp.	1,150,099
4,905	FedEx Corp.	1,113,729

		2,263,828

	Cable and Satellite — 1.7%
31,260	Comcast Corp., Cl. A	1,025,641

	Computer Software and Services — 5.5%
1,273	Alphabet Inc., Cl. A†	1,437,459
6,530	Microsoft Corp.	643,923
25,600	Oracle Corp.	1,127,936

		3,209,318

	Consumer Products — 2.0%
17,950	Colgate-Palmolive Co.	1,163,339

	Diversified Industrial — 2.0%
8,355	Honeywell International Inc.	1,203,538

	Energy and Energy Services — 3.4%
10,075	EOG Resources Inc.	1,253,632
17,050	Halliburton Co.	768,273

		2,021,905

	Energy: Integrated — 9.7%
9,105	ALLETE Inc.	704,818
26,465	CMS Energy Corp.	1,251,265
9,870	Diamondback Energy Inc.	1,298,596
7,285	NextEra Energy Inc.	1,216,813
18,700	WEC Energy Group Inc.	1,208,955

		5,680,447

	Energy: Oil — 2.0%
9,295	Chevron Corp.	1,175,167

	Entertainment — 1.0%
5,900	The Walt Disney Co.	618,379

	Financial Services — 9.6%
17,510	Arthur J Gallagher & Co.	1,143,053
8,600	Chubb Ltd.	1,092,372
16,830	Intercontinental Exchange Inc.	1,237,847
20,940	Morgan Stanley	992,556
23,175	U.S. Bancorp	1,159,213

		5,625,041

Shares		Market Value

	Food and Beverage — 5.9%
22,610	General Mills Inc.	$1,000,719
34,775	Hormel Foods Corp.	1,293,978
10,750	PepsiCo Inc.	1,170,353

		3,465,050

	Health Care — 13.1%
24,890	Abbott Laboratories	1,518,041
5,840	Becton, Dickinson and Co.	1,399,030
16,400	Johnson & Johnson	1,989,976
17,665	Medtronic plc	1,512,301
5,083	UnitedHealth Group Inc.	1,247,063

		7,666,411

	Real Estate — 2.4%
6,250	Public Storage, REIT	1,417,875

	Retail — 6.5%
19,370	CVS Health Corp.	1,246,459
7,225	Simon Property Group Inc., REIT	1,229,623
6,780	The Home Depot Inc.	1,322,778

		3,798,860

	Semiconductors — 2.8%
4,470	Broadcom Inc.	1,084,601
3,325	Lam Research Corp.	574,726

		1,659,327

	Specialty Chemicals — 2.2%
3,140	The Sherwin-Williams Co.	1,279,770

	Telecommunications — 7.8%
18,125	Amdocs Ltd.	1,199,694
64,250	AT&T Inc.	2,063,067
11,375	Motorola Solutions Inc.	1,323,709

		4,586,470

	Transportation — 2.3%
9,485	Union Pacific Corp.	1,343,835

	TOTAL COMMON STOCKS	58,400,018

	SHORT TERM INVESTMENT — 0.5%
	Other Investment Companies — 0.5%
284,264	Dreyfus Treasury Securities Cash Management, 1.680%*	284,264

	TOTAL INVESTMENTS — 100.0% (Cost $48,665,382)	$58,684,282

*	1 day yield as of June 30, 2018.
†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 67.6%
	Aerospace — 2.9%
5,225	General Dynamics Corp.	$973,992
2,415	The Boeing Co.	810,257

		1,784,249

	Banking — 7.7%
46,410	Bank of America Corp.	1,308,298
7,765	BB&T Corp.	391,667
12,966	JPMorgan Chase & Co.	1,351,057
15,220	Wells Fargo & Co.	843,797
15,250	Western Alliance Bancorp†	863,303

		4,758,122

	Business Services — 2.7%
18,700	Booz Allen Hamilton Holding Corp.	817,751
3,625	FedEx Corp.	823,093

		1,640,844

	Cable and Satellite — 1.2%
21,900	Comcast Corp., Cl. A	718,539

	Computer Software and Services — 4.0%
887	Alphabet Inc., Cl. A†	1,001,591
6,975	Microsoft Corp.	687,805
17,300	Oracle Corp.	762,238

		2,451,634

	Consumer Products — 1.5%
14,200	Colgate-Palmolive Co.	920,302

	Diversified Industrial — 1.3%
5,775	Honeywell International Inc.	831,889

	Energy and Energy Services — 2.3%
7,025	EOG Resources Inc.	874,121
11,925	Halliburton Co.	537,341

		1,411,462

	Energy: Integrated — 6.2%
6,055	ALLETE Inc.	468,717
18,440	CMS Energy Corp.	871,843
6,625	Diamondback Energy Inc.	871,651
4,950	NextEra Energy Inc.	826,799
12,625	WEC Energy Group Inc.	816,206

		3,855,216

	Energy: Oil — 1.3%
6,485	Chevron Corp.	819,898

	Entertainment — 0.7%
4,000	The Walt Disney Co.	419,240

	Financial Services — 6.3%
12,220	Arthur J Gallagher & Co.	797,722
5,900	Chubb Ltd.	749,418
11,800	Intercontinental Exchange Inc.	867,890
14,385	Morgan Stanley	681,849
15,775	U.S. Bancorp	789,065

		3,885,944

	Food and Beverage — 4.3%
15,325	General Mills Inc.	678,285
26,510	Hormel Foods Corp.	986,437
9,000	PepsiCo Inc.	979,830

		2,644,552

	Health Care — 8.5%
16,500	Abbott Laboratories	1,006,335
3,955	Becton, Dickinson and Co.	947,460
11,500	Johnson & Johnson	1,395,410
12,300	Medtronic plc	1,053,003

Shares		Market Value

3,581	UnitedHealth Group Inc.	$878,562

		5,280,770

	Real Estate — 1.4%
3,700	Public Storage, REIT	839,382

	Retail — 4.6%
13,250	CVS Health Corp.	852,637
4,825	Simon Property Group Inc., REIT	821,167
5,925	The Home Depot Inc.	1,155,967

		2,829,771

	Semiconductors — 2.0%
3,185	Broadcom Inc.	772,808
2,850	Lam Research Corp.	492,623

		1,265,431

	Specialty Chemicals — 1.5%
2,200	The Sherwin-Williams Co.	896,654

	Telecommunications — 5.8%
15,100	Amdocs Ltd.	999,469
45,095	AT&T Inc.	1,448,000
9,900	Motorola Solutions Inc.	1,152,063

		3,599,532

	Transportation — 1.4%
6,325	Union Pacific Corp.	896,126

	TOTAL COMMON STOCKS	41,749,557

Principal Amount

	CORPORATE BONDS — 21.4%
	Banking — 4.1%
$ 600,000	Citigroup Inc.,
	2.500%, 07/29/19	597,465
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	771,188
600,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	595,435
600,000	Wells Fargo & Co., MTN,
	3.500%, 03/08/22	598,350

		2,562,438

	Computer Hardware — 1.0%
650,000	International Business Machines Corp.,
	2.900%, 11/01/21	645,000

	Consumer Products — 2.1%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	477,977
800,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	787,692

		1,265,669

	Diversified Industrial — 1.3%
800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	797,579

	Electronics — 2.4%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,010,129

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Electronics (Continued)
$ 500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	$493,957

		1,504,086

	Energy: Oil — 0.8%
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	508,920

	Financial Services — 4.1%
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	589,263
750,000	Ford Motor Credit Co. LLC, MTN,
	2.943%, 01/08/19	750,275
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	592,843
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	584,312

		2,516,693

	Health Care — 2.7%
500,000	Abbott Laboratories,
	2.550%, 03/15/22	484,359
600,000	Aetna Inc.,
	3.500%, 11/15/24	583,662
600,000	Amgen Inc.,
	3.450%, 10/01/20	604,959

		1,672,980

	Retail — 1.9%
600,000	CVS Health Corp.,
	3.375%, 08/12/24	579,985
600,000	McDonalds Corp., MTN,
	2.100%, 12/07/18	598,907

		1,178,892

	Telecommunications — 1.0%
600,000	AT&T Inc.,
	2.300%, 03/11/19	597,880

	TOTAL CORPORATE BONDS	13,250,137

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
	Federal Home Loan Mortgage Corp. — 2.7%
600,000	1.750%, 05/30/19	596,711
1,100,000	2.375%, 01/13/22	1,086,109

		1,682,820

	Federal National Mortgage Association — 1.8%
1,100,000	2.625%, 09/06/24	1,082,598

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,765,418

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 6.4%
	U.S. Treasury Notes — 6.4%
$1,000,000	2.250%, 11/15/24	$967,754
500,000	2.000%, 02/15/25	475,625
800,000	1.625%, 02/15/26	734,078
950,000	2.250%, 08/15/27	904,337
950,000	2.250%, 11/15/27	903,224

		3,985,018

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,985,018

Shares
	SHORT TERM INVESTMENT — 0.1%
	Other Investment Companies — 0.1%
33,699	Dreyfus Treasury Securities Cash Management, 1.680%*	33,699

	TOTAL INVESTMENTS — 100.0% (Cost $54,192,043)	$61,783,829

*	1 day yield as of June 30, 2018.
†	Non-income producing security.

GMTN Global Medium Term Note

MTN	Medium Term Note
REIT	Real Estate Investment Trust
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2018.

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2018 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 49.0%
	Aerospace — 9.9%
$ 125,000	General Dynamics Corp.,
	2.646%, (3 Month USD LIBOR plus 0.29%) 05/11/20(a)	$125,342
	2.736%, (3 Month USD LIBOR plus 0.38%) 05/11/21(a)	125,487
200,000	The Boeing Co.,
	6.000%, 03/15/19	204,543
250,000	United Technologies Corp.,
	3.100%, 06/01/22	247,094

		702,466

	Automotive — 3.5%
250,000	General Motors Co.,
	3.500%, 10/02/18	250,489

	Banking — 8.6%

200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	205,650
400,000	The Bank of New York Mellon Corp., Ser. G,
	2.200%, 05/15/19	398,409

		604,059

	Energy — 7.3%
250,000	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.,
	6.250%, 10/15/22	259,280
250,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.,
	5.500%, 02/15/23	256,333

		515,613

	Entertainment — 1.8%
125,000	Discovery Communications LLC,
	3.035%, (3 Month USD LIBOR plus 0.71%) 09/20/19(a)	125,598

	Financial Services — 4.6%
200,000	Capital One Financial Corp.,
	3.750%, 04/24/24	196,421
125,000	MPT Operating Partnership LP / MPT Finance
	Corp.,
	6.375%, 03/01/24	131,563

		327,984

	Food and Beverage — 3.7%
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	259,098

	Health Care — 1.7%
125,000	Anthem Inc.,
	2.500%, 11/21/20	122,949

Principal Amount		Market Value

	Retail — 1.6%
$125,000	The Home Depot, Inc.,
	2.125%, 09/15/26	$111,613

	Telecommunications — 6.3%
250,000	AT&T Inc.,
	3.900%, 03/11/24	246,733
200,000	Verizon Communications Inc.,
	3.000%, 11/01/21	196,892

		443,625

	TOTAL CORPORATE BONDS	3,463,494

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
	Federal Home Loan Mortgage Corp. — 4.9%
350,000	1.750%, 05/30/19	348,081

	Federal National Mortgage Association — 5.6%
400,000	2.625%, 09/06/24	393,672

	Government National Mortgage Association — 0.3%
3,800	6.000%, 12/15/33	4,197
12,950	5.500%, 01/15/34	14,152

		18,349

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	760,102

	U.S. GOVERNMENT OBLIGATIONS — 40.2%
	U.S. Treasury Bills — 20.0%
1,418,000	U.S. Treasury Bills,
	1.799% to 1.901%†, 08/02/18 to 09/13/18	1,414,489

	U.S. Treasury Notes — 17.5%
750,000	2.375%, 04/30/20	748,154
250,000	2.625%, 06/15/21	250,054
250,000	2.000%, 02/15/25	237,813

		1,236,021

	U.S. Treasury Bonds — 2.7%
150,000	5.375%, 02/15/31	189,580

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,840,090

	TOTAL INVESTMENTS — 100.0%
	(Cost $7,093,746)	$7,063,686

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of June 30, 2018. The maturity dates reflected are the final maturity dates.

†	Represents annualized yields at dates of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”). Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2018 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/18
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Agriculture	$5,176,180	—	$1,731	$5,177,911
Airlines	1,708,200	$275,625	—	1,983,825
Automotive: Parts and Accessories	33,250,706	—	4,000,000	37,250,706
Business Services	29,871,134	598,583	—	30,469,717
Computer Software and Services	20,401,504	318,830	—	20,720,334
Consumer Products	39,265,681	119,596	—	39,385,277
Consumer Services	9,133,071	163,044	—	9,296,115
Diversified Industrial	137,159,591	162,350	—	137,321,941
Electronics	51,283,023	—	—	51,283,023
Energy and Utilities: Natural Gas	4,987,481	1,905,230	—	6,892,711
Entertainment	13,613,005	—	—	13,613,005
Financial Services	89,780,328	1,577,148	400,000	91,757,476
Food and Beverage	41,365,974	196,043	—	41,562,017
Health Care	110,451,195	—	—	110,451,195
Manufactured Housing and Recreational Vehicles	17,766,680	3,810,600	—	21,577,280
Real Estate	32,343,170	3,939,261	359,456	36,641,887
Specialty Chemicals	34,026,018	2,138	—	34,028,156
Telecommunications	31,277,506	1,515,541	—	32,793,047
Other Industries (a)	409,967,865	—	—	409,967,865
Total Common Stocks	1,112,828,312	14,583,989	4,761,187	1,132,173,488
Closed-End Funds	1,275,850	—	—	1,275,850
Preferred Stocks (a)	8,677,635	239,536	—	8,917,171
Convertible Preferred Stocks (a)	—	335,668	—	335,668
Rights (a)	200,000	50,170	1	250,171
Warrants (a)	—	4,588	212	4,800
U.S. Government Obligations	—	285,779,226	—	285,779,226
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,122,981,797	$300,993,177	$4,761,400	$1,428,736,374

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$33,778,886	—	—	$33,778,886
U.S. Government Obligations	—	$2,941,349	—	2,941,349
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$33,778,886	$2,941,349	—	$36,720,235

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,103,138	—	—	$3,103,138
U.S. Government Obligations	—	$99,737	—	99,737
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,103,138	$99,737	—	$3,202,875

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$15,443,846	—	$15,443,846
Convertible Preferred Stocks (a)	$966,692	322,956	—	1,289,648
Mandatory Convertible Securities (a)	2,085,722	1,208,847	—	3,294,569
U.S. Government Obligations	—	129,409	—	129,409
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,052,414	$17,105,058	—	$20,157,472

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$58,400,018	—	—	$58,400,018
Short Term Investments	284,264	—	—	284,264
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$58,684,282	—	—	$58,684,282

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$41,749,557	—	—	$41,749,557
Corporate Bonds (a)	—	$13,250,137	—	13,250,137
U.S. Government Agency Obligations	—	2,765,418	—	2,765,418
U.S. Government Obligations	—	3,985,018	—	3,985,018
Short Term Investments	33,699	—	—	33,699
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,783,256	$20,000,573	—	$61,783,829

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (a)	—	$3,463,494	—	$3,463,494
U.S. Government Agency Obligations	—	760,102	—	760,102
U.S. Government Obligations	—	2,840,090	—	2,840,090
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$7,063,686	—	$7,063,686

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2018 or September 30, 2017 for SmallCap Equity Fund, Mid-Cap Equity Fund, Convertible Securities Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2018, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held at June 30, 2018, refer to the Schedules of Investments.

Tax Information. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney, Anthony S. Colavita, P.C.	President and Chief Executive Officer,	President of Advanced Polymer, Inc.
Teton Advisors, Inc.
WERNER J. ROEDER, MD
JAMES P. CONN	MARY E. HAUCK	Former Medical Director,
Former Managing Director and Chief	Former Senior Portfolio Manager,	Lawrence Hospital
Investment Officer, Financial Security	Gabelli-O’Connor Fixed Income Mutual
Assurance Holdings Ltd.	Fund Management Company

SALVATORE J. ZIZZA
LESLIE F. FOLEY	MICHAEL J. MELARKEY	Chairman,
Attorney	Of Counsel,	Zizza & Associates Corp.
*Interested Trustee	McDonald Carano Wilson LLP

Officers

BRUCE N. ALPERT	ANDREA R. MANGO
President	Secretary

JOHN C. BALL	RICHARD J. WALZ
Treasurer	Chief Compliance Officer

AGNES MULLADY
Vice President

Investment Adviser	Distributor
Teton Advisors, Inc.	G.distributors, LLC
Custodian	Legal Counsel
The Bank of New York Mellon	Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ218QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The TETON Westwood Funds

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/15/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/15/2018

*  Print the name and title of each signing officer under his or her signature.